Supplemental Consolidated Balance Sheet Information (Details) - Schedule of Allowance for Credit Losses Accounts - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Credit Losses Accounts [Abstract]
Allowance for credit losses - beginning of period	$ 4,605	$ 1,415	$ 1,415	$ 54
(Recovery of) allowance for credit losses	(983)	4,928
Write-offs of uncollectible accounts	(1,087)	(1,510)
Other adjustments		(228)	(228)	174
Allowance for credit losses - end of period	$ 2,535	$ 4,605	$ 4,605	$ 1,415